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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [   ]; Amendment Number:

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings
                                         entries.
Institutional Investment Manager Filing this Report:

Name:     BB Biotech AG
Address:  Vordergasse 3
          Schaffhausen Switzerland CH-8200

Form 13F File Number:    28-6964

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Adrian Bruengger

Title:       SIGNING AUTHORITY
             -----------------
Phone:       41 (01) 267 67 00

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
Signature, Place, and Date of Signing:  /s/Adrian Bruengger
                                        -------------------------------------
                                        Schaffhausen, Switzerland, November 9, 2004
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Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

      Name

      Biotech Focus N.V.

      Biotech Invest N.V.

      Biotech Target N.V.

      Biotech Growth N.V.


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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       4

Form 13F Information Table Entry Total:  21

Form 13F Information Table Value Total:  $1,417,989
                                         (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.   Name

      1     Biotech Focus N.V.

      2     Biotech Invest N.V.

      3     Biotech Target N.V.

      4     Biotech Growth N.V.


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                                  BB BIOTECH AG

                           FORM 13F INFORMATION TABLE

          COLUMN 1       COLUMN 2  COLUMN 3     COLUMN 4           COLUMN 5        COLUMN 6   COLUMN 7            COLUMN 8
          --------       --------  --------     --------           --------        --------   --------            --------
                         TITLE OF                VALUE      SHS OR     SH/  PUT/  INVESTMENT   OTHER          VOTING AUTHORITY
       NAME OF ISSUER      CLASS     CUSIP      (x$1000)    PRN AMT    PRN  CALL  DISCRETION  MANAGERS    SOLE      SHARED     NONE
       --------------      -----     -----      --------    -------    ---  ----  ----------  --------    ----      ------     ----

Amgen Inc.                  COM    031162100      56,810   1,000,000   SH           DEFINED      1      1,000,000    NONE      NONE

AtheroGenics, Inc.          COM    047439104      67,548   2,050,000   SH           DEFINED      3      2,050,000    NONE      NONE

Auxilium
Pharmaceuticals, Inc.       COM    05334D107       8,530   1,000,000   SH           DEFINED      4      1,000,000    NONE      NONE

Biogen Idec Inc.            COM    09062X103     159,042   2,600,000   SH           DEFINED      1      2,600,000    NONE      NONE

Celgene Corporation         COM    151020104     159,940   2,746,700   SH           DEFINED      2      2,746,700    NONE      NONE

Cell Therapeutics, Inc.     COM    150934107      16,314   2,378,062   SH           DEFINED      3      2,378,062    NONE      NONE

DURECT Corporation          COM    266605104       1,829   1,306,527   SH           DEFINED      3      1,306,527    NONE      NONE


Elan Corporation, plc       COM    284131208      46,800   2,000,000   SH           DEFINED      2      2,000,000    NONE      NONE

EyeTech
Pharmaceuticals, Inc.       COM    302297106     118,162   3,476,362   SH           DEFINED      4      3,476,362    NONE      NONE

Genzyme Corporation         COM    372917104     121,280   2,229,000   SH           DEFINED      1      2,229,000    NONE      NONE

Gilead Sciences, Inc.       COM    375558103     224,280   6,000,000   SH           DEFINED      1      6,000,000    NONE      NONE

ICOS Corporation            COM    449295104      48,280   2,000,000   SH           DEFINED      3      2,000,000     NONE     NONE

Idenix
Pharmaceuticals, Inc.       COM    45166R204       8,000     500,000   SH           DEFINED      3        500,000    NONE      NONE

Incyte Corporation          COM    45337C102      13,513   1,403,244   SH           DEFINED      3      1,403,244    NONE      NONE

Ligand Pharmaceuticals      COM    53220K207      64,128   6,400,000   SH           DEFINED      2      6,400,000    NONE      NONE
Incorporated

Pozen Inc.                  COM    73941U102      19,377   2,217,000   SH           DEFINED      3      2,217,000    NONE      NONE

Sepracor Inc.               COM    817315104     146,340   3,000,000   SH           DEFINED      1      3,000,000    NONE      NONE

Telik, Inc.                 COM    87959M109       4,647     208,400   SH           DEFINED      3        208,400    NONE      NONE

The Medicines Company       COM    584688105      98,348   4,074,075   SH           DEFINED     3,4     4,074,075    NONE      NONE

United Therapeutics         COM    91307C102      23,368     669,000   SH           DEFINED      2        669,000    NONE      NONE
Corporation

Virologic, Inc.             COM    92823R201      11,453   5,726,430   SH           DEFINED     3,4     5,726,430    NONE      NONE